Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Going concern

The Company has not yet established an ongoing source of revenue sufficient to cover its operating costs and allow it to continue as a going concern. For the year ended September 30, 2023, the Company had generated a net loss HK$6,987,360 (approximately US$892,292) but generated from operating activities in the amount of HK$4,020,297 (approximately US$513,395). The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable. If the Company is unable to obtain adequate capital, it could be forced to cease or reduce its operations.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. The Company will need to continue to raise funds through the issuance of debt instruments to obtain additional operating capital. The Company will continue to be dependent upon its ability, and will continue to attempt, to secure additional equity and/or debt financing until the Company can earn revenue and realize positive cash flow from its operations.

There are no assurances that the Group will be successful in earning revenue and realizing positive cash flow from its operations. Without sufficient financing it would be unlikely that the Company will continue as a going concern.

The Company’s plans with respect to its liquidity issues include, but are not limited to, the following:

1)	Continue to raise financing through the sale of its equity and/or debt securities;

2)	Continue developing its business, products and services and seek strategic partnerships and cooperative arrangement to grow our revenue and profitability.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraphs and eventually secure other sources of financing and achieve profitable operations. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from this uncertainty.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the regulations of the Securities and Exchange Commission (“SEC”).

Principles of combination

The combined financial statements for the years ended September 30, 2021 and 2022 are prepared by adding together financial statement items of NSL and TSL, since NSL and TSL were under common control. The financial statements used for combination purposes have been prepared applying the Company’s accounting policies. Upon combining the financial information for the periods, intra-group income and expenses, intragroup accounts and profits and losses on transactions between the combined entities are eliminated. Comparative figures have been changed accordingly. The accounting principles set out below have been applied consistently to all periods presented in these combined financial statements.

Principles of consolidation

Since the subsidiaries of Alpha were controlled by the different ultimate owners immediately after acquisition by Alpha and the acquisition transactions between entities are not under common control, business combination was adopted and consolidated financial statements after the acquisition were used and the consolidated financial statements include the financial statements of the Company, and its subsidiaries, TSL and NSL. All intercompany transactions and balances have been eliminated on consolidation. Reorganization structure was not applicable for the Company as the shareholders of TSL and NSL were entirely changed since October 12, 2022.

Business combinations

During the years ended September 30, 2021 and 2022, Mr. Leung Tsz Him was the director and shareholder of TSL and Ms. Chan Shuk Wa was the director and shareholder of NSL. Since Mr. Leung Tsz Him is the spouse of Ms. Chan Shuk Wa, TSL and NSL were considered as under the common control of Mr. Leung Tsz Him and his spouse during the aforementioned periods.

Alpha acquired 100% equity interest in NSL and TSL from the former shareholders. The Company accounts for such acquisition using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Company and equity instruments issued by the Company. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the acquisition date amounts of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the acquisition date amounts of the net assets of the subsidiary acquired, the difference is recognized directly in the combined income statements. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Subsequent to the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any further adjustments are recorded in the consolidated income statements.

On October 12, 2022, Alpha acquired control of both TSL and NSL, and Mr. Leung Tsz Him was appointed as the CEO of Alpha.

For the Company’s non-wholly owned subsidiaries, a non-controlling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company.

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Predecessor’s and Successor’s consolidated financial statements include the useful lives of property and equipment, impairment of long-lived assets, allowance for doubtful accounts, provision for contingent liabilities, revenue recognition, deferred taxes and uncertain tax position. Actual results could differ from these estimates.

Foreign currency translation and transaction and convenience translation

The accompanying consolidated financial statements are presented in the Hong Kong dollar (“HK$”), which is the reporting currency of the Predecessor and Successor. HK$ is also the functional currency.

Assets and liabilities denominated in currencies other than the reporting currency are translated into the reporting currency at the rates of exchange prevailing at the balance sheet date. Translation gains and losses are recognized in the consolidated statements of operations and comprehensive loss as other comprehensive income or loss. Transactions in currencies other than the reporting currency are measured and recorded in the reporting currency at the exchange rate prevailing on the transaction date. The cumulative gain or loss from foreign currency transactions is reflected in the consolidated statements of income and comprehensive income(loss).

The value of foreign currencies including the US Dollar may fluctuate against the Hong Kong Dollar. Any significant variations of the foreign currencies relative to the Hong Kong Dollar may materially affect the Predecessor’s and Successor’s financial condition in terms of reporting in HK$.

Convenience translation

Translations of amounts in the consolidated balance sheet, consolidated statements of income and consolidated statements of cash flows from HK$ into US$ as of and for the year ended September 30, 2023 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1 = HK$7.8308, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HK$ amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.

Related parties

The Predecessor and Successor adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the Predecessor’s and Successor’s securities (ii) the Predecessor’s and Successor’s management and or their immediate family, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Predecessor and Successor, or (iv) anyone who can significantly influence the financial and operating decisions of the Predecessor and Successor. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Cash

Cash comprises of cash in banks and cash on hand. Cash held in accounts at financial institutions located in Hong Kong. The Predecessor and Successor have not experienced any losses in such accounts and do not believe the cash is exposed to any significant risk.

Accounts Receivable, net

Accounts receivable, net are stated at the original amount less an allowance for doubtful accounts on such receivables. The allowance for doubtful accounts is estimated based upon the Predecessor’s and Successor’s assessment of various factors including historical experience, the age of the accounts receivable balances, current general economic conditions, future expectations and customer specific quantitative and qualitative factors that may affect the Predecessor’s and Successor’s customers’ ability to pay. An allowance is also made when there is objective evidence for the Predecessor and Successor to reasonably estimate the amount of probable loss.

Deferred initial public offering (“IPO”) costs

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.” Deferred offering costs consist of underwriting, legal, and other expenses incurred through the balance sheet date that are directly related to the intended IPO. Deferred offering costs will be charged to shareholders’ equity upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. As of September 30, 2023 and 2022, the Company capitalized $20,629,434 (approximately US$2,634,396) and nil of deferred offering costs, respectively.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets taking into consideration the assets’ estimated residual value. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use.

Estimated useful lives of computer hareware is 5 years.

Expenditure for repair and maintenance costs, which do not materially extend the useful lives of the assets, are charged to expenses as incurred, whereas the expenditure for major renewals and betterment that substantially extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of income.

Goodwill

Goodwill represents the excess of the purchase consideration over the acquisition date amounts of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. In accordance with ASC 350, the Company may first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Company considers factors such as macroeconomic conditions, industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations, business plans and strategies of the reporting unit, including consideration of the impact of the COVID-19 pandemic. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed. The Company may also bypass the qualitative assessment and proceed directly to perform the quantitative impairment test.

The Company adopted ASU 2017-04, “Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”. After adopting this guidance, the Company performs the quantitative impairment test by comparing the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, the amount by which the carrying amount exceeds the reporting unit’s fair value is recognized as impairment. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit.

Intangible assets

Intangible assets acquired in a business combination are recognised separately from goodwill and are initially recognised at their fair value at the acquisition date (which is regarded as their cost).

Subsequent to initial recognition, intangible assets acquired in a business combination with finite useful lives are reported at costs less accumulated amortisation and any accumulated impairment losses, being their fair value at the date of the revaluation less subsequent accumulated amortisation and any accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity method investee is recognized in the consolidated income statements and its share of post-acquisition movements in accumulated other comprehensive income is recognized in other comprehensive income. The Company records its share of the results of the equity method investees on a one quarter in arrears basis. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity method investee generally represents goodwill and intangible assets acquired. When the Company’s share of losses of the equity method investee equals or exceeds its interest in the equity method investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity method investee.

Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which is as follows:

Software	10 years

The Company continually reviews its investments in equity method investees to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the severity and the length of time that the fair value of the investment is below its carrying value; the financial condition, the operating performance and the prospects of the equity method investee; the geographic region, market and industry in which the equity method investee operates, including consideration of the impact of the COVID-19 pandemic; and other company specific information such as recent financing rounds completed by the equity method investee. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the investment in the equity method investee is written down to its fair value.

Lease

The Predecessor and Successor adopted ASU 2016-02, Leases (Topic 842), on October 1, 2020, using a modified retrospective approach reflecting the application of the standard to leases existing at, or entered into after, the beginning of the earliest comparative period presented in the combined financial statements.

The Predecessor and Successor lease its offices which are classified as operating leases and leases its motor vehicle which is classified as finance lease in accordance with Topic 842. At lease inception, if the lease meets any of the following five criteria, the Predecessor and Successor will classify it as a finance lease: (i) the lease transfers ownership of the underlying asset to the Predecessor and Successor by the end of the lease term, (ii) the lease grants the Predecessor and Successor an option to purchase the underlying asset that the lessee is reasonably certain to exercise, (iii) the lease term is for the major part of the remaining economic life of the underlying asset, (iv) the present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all (90% or more) of the fair value of the underlying asset, or (v) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. Otherwise, the lease will be treated as an operating lease.

Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Predecessor and Successor recognize the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Predecessor’s and Successor’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. No impairment for right-of-use lease assets as of September 30, 2023 and 2022, respectively.

Commitments and contingencies

In the normal course of business, the Predecessor and Successor is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for the contingencies are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated.

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Predecessor and Successor, but which will only be resolved when one or more future events occur or fail to occur. The Predecessor and Successor assesses these contingent liabilities, which inherently involves judgment. In assessing loss contingencies related to legal proceedings that are pending against the Predecessor and Successor or unasserted claims that may result in legal proceedings, the Predecessor and Successor, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, the estimated liability would be accrued in the consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of the reasonably possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Deferred costs

The Group capitalizes certain consultation expenditures that are identifiable and directly related to the provision of its services to customers. The Group analyzes such expenditures that may be capitalized to assess their recoverability and only capitalizes costs that it anticipates being recoverable through the terms of the associated project. The Group begins amortizing the deferred costs to cost of revenues once the revenue recognition criteria have been met, and the Group amortizes those deferred costs ratably over the expected period of customer benefit. The Group has determined this period to be the estimated life of the technology for new contracts. The Group determined the period of benefit by considering factors such as historically high renewal rates with similar customers and contracts, initial contract length, an expectation that there will still be a demand for the product at the end of its term, and the significant costs to switch to a competitor's product, all of which are governed by the estimated useful life of the technology. The Group monitors deferred costs for impairment and records impairment when customers terminate or allow services to lapse due to contract modifications and/or from other assessments as needed. Any impairment losses identified are recognized in the form of an expense acceleration with the applicable amount recorded to deferred costs on the consolidated balance sheet and in cost of revenues in the consolidated statements of comprehensive loss/income. The deferred costs are expected to be amortized during the succeeding twelve-month period, and recorded in current assets on the consolidated balance sheets. As of September 30, 2022 and 2023, the Group recorded deferred costs of HK$1,828,776 and HK$2,088,175 on its consolidated balance sheets

Impairment of long-lived assets

Long-lived assets, including property and equipment are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Predecessor and Successor assess the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Predecessor and Successor will reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. For the years ended September 30, 2021, 2022 and 2023, no impairment of long-lived assets was recognized.

Borrowings

Borrowings are presented as current liabilities unless the Predecessor and Successor have an unconditional right to defer settlement for at least 12 months after the end of the reporting date, in which case they are presented as non-current liabilities.

Borrowings are initially recorded at fair value, net of transaction costs and subsequently carried at amortised costs using the effective interest method. Any difference between the proceeds (net of transaction costs) and the redemption value is recognised in profit or loss over the period of the borrowings using the effective interest method. Borrowings which are due to be settled within 12 months after the end of the reporting date are included in current borrowings in the statement of financial position even though the original term was for a period longer than 12 months and an agreement to refinance, or to reschedule payments, on a long-term basis is completed after the end of the reporting date and before the financial statements are authorised for issue.

Other payables

Other payables and accrued liabilities primarily include contract liabilities, salaries payable as well as other accrual and payable.

A contract liability is recognized when a payment is received or a payment is due (whichever is earlier) from a customer before the Predecessor and Successor transfer the related goods or services. Contract liabilities are recognized as revenue when the Predecessor and Successor perform under the contract (i.e., transfers control of the related goods or services to the customer).

Fair Value Measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Predecessor and Successor. The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels of the fair value hierarchy are as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments, such as cash, accounts receivable, rental deposit, due from a related party, accrued expenses and other liabilities, advance from customers and due to a related party, included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Revenue Recognition

On October 1, 2020, the Predecessor and Successor adopted ASC 606, Revenue from Contracts with Customers using the modified retrospective method for all contracts not completed as of the date of adoption.

Under ASC 606, the core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. This new guidance provides a five-step analysis in determining when and how revenue is recognized. Under the new guidance, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the new guidance requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Predecessor and Successor identify its contracts with customers and all performance obligations within those contracts. The Predecessor and Successor then determines the transaction price and allocates the transaction price to the performance obligations within the Predecessor and Successor’s contracts with customers, recognizing revenue when, or as, the Predecessor and Successor satisfy, its performance obligations. The adoption of ASC 606 did not significantly change (1) the timing and pattern of revenue recognition for all of the Predecessor’s and Successor’s revenue streams, and (2) the presentation of revenue as gross versus net. Therefore, the adoption of ASC 606 did not have a significant impact on the Predecessor’s and Successor’s financial position, results of operations, equity or cash flows as of the adoption date and for the years ended September 30, 2023 and 2022.

The Predecessor and Successor contract with customers to mainly provide IT related service, including system development service, web and mobile application development service and artificial intelligence powered optical character recognition development service (“AI-OCR”), normally service term within a year. The terms of pricing and payment are fixed, no variable consideration is involved. A series of promises are identified in a contract. But these promises are interrelated and not distinct. These promises are inputs used to complete the service. The customers cannot benefit from any standalone promise. Thus only one performance obligation with standard quality guarantee is identified in a contract. The performance obligation is satisfied at a point of time and recognized in revenue upon the completion of services to the customers, usually at the time when the result of services is tested and accepted by the customers.

From time to time, the Predecessor and Successor enter into arrangement to provide technological support and maintenance service to its customers. The Predecessor’s and Successor’s contracts have a single performance obligation and are primarily on a fixed-price basis. The Predecessor’s and Successor’s efforts are expended evenly throughout the service period. The revenues for the technological support and maintenance service are recognized over the support and maintenance services period, usually one year or less.

No significant returns, refund and other similar obligations during each reporting year.

There were no loss contracts that the revenue of which has not been recognized for the years ended September 30, 2021, 2022 and 2023, and according to the estimation, there is no indication that the revenue cannot cover the estimated expenses and costs.

Revenue from NFT artworks, NFT marketplace and develop NFT-related game

The Predecessor and Successor create NFT artworks, NFT marketplace and NFT artworks, develop NFT-related game for customers. The Predecessor and Successor generate revenue from providing NFT marketplace and related development services under separate contracts to customers as a principal. The terms of pricing and payment are fixed and no variable consideration is involved. A series of promises are identified in a contract, which are interrelated and not distinct. These promises are inputs used to complete the service. The customers cannot benefit from any standalone promise. Thus only one performance obligation with standard quality guarantee is identified in a contract. The performance obligation is satisfied at a point of time and recognized in revenue upon the completion of services to the customers, usually at the time when the result of services is tested and accepted by the customers. There is no difference on revenue recognition for both system development, web and mobile application development, AI-OCR services and NFT-related services.

See note 8 for the disaggregated revenue from contracts with customers by revenue stream.

	(Predecessor)			(Successor)
	For the year ended September 30, 2021	For the year ended September 30, 2022	From October 1, 2022 to October 11, 2022	From October 12, 2022 to September 30, 2023
	HK$	HK$	HK$	HK$	US$
System development	3,184,948	3,602,067	—	5,969,112	762,261
NFT	—	—	—	1,585,000	202,406
Web and mobile application development	235,000	391,000	—	—	—
AI-OCR development	495,458	68,141	—	80,970	10,340
Technological support and maintenance service and other services	140,000	360,000	—	1,054,667	134,682
	4,055,406	4,421,208	—	8,689,749	1,109,689

The following table summarizes disaggregated revenue from contracts with customers by timing of revenue:

	(Predecessor)			(Successor)
	For the year ended September 30, 2021	For the year ended September 30, 2022	From October 1, 2022 to October 11, 2022	From October 12, 2022 to September 30, 2023
	HK$	HK$	HK$	HK$	US$
Revenue recognized at point in time	3,915,406	4,106,208	—	7,635,082	975,007
Revenue recognized over-time	140,000	315,000	—	1,054,667	134,682
	4,055,406	4,421,208	—	8,689,749	1,109,689

The following table summarizes advance from customers by revenue stream:

	(Predecessor)	(Successor)
	As of September 30,
	2022	2023
	HK$	HK$	US$
System development	325,000	842,433	107,579
	325,000	842,433	107,579

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. In accordance with ASC340-40-25-1, an entity shall recognize as an asset for the incremental costs of obtaining a contract with a customer if the entity expects to recover those costs. Entities sometimes incur costs to obtain a contract that otherwise would not have been incurred. Entities also may incur costs to fulfill a contract before a good or service is provided to a customer. The revenue standard provides guidance on costs to obtain and fulfill a contract that should be recognized as assets. Only incremental costs should be recognized as assets which are also periodically reviewed for impairment. The Predecessor and Successor recognized the cost incurred to fulfill a contract but revenue recognition criteria under ASC606 have not yet been met as deferred cost of revenue.

Contract liabilities are presented as deferred revenue in the consolidated balance sheets, which represents service fee payment received from customers in advance of completion of performance obligations under a contract. Deferred revenue relates to unsatisfied performance obligations at the end of each reporting period and consists of cash payment received in advance. The balance of deferred revenue is recognized as revenue upon the completion of performance obligations. Due to the generally short-term duration of the relevant contracts, the majority of the performance obligations are satisfied within one year.

For the years ended September 30, 2021, 2022 and 2023, the amount of revenue recognized that was included in the receipts in advance balance at the beginning of the year were HK$1,026,500, HK$1,703,815 and HK$297,883 (approximately US$38,040), respectively.

The details of deferred revenue are as follows:

	(Predecessor)	(Successor)
	As of September 30,
	2022	2023
	HK$	HK$	US$
System development	2,534,827	2,568,876	328,048
NFT	—	2,000,000	255,402
Technological support and maintenance service and other services	2,792,500	—	—
Web and mobile application development	882,500	600,000	76,620
	6,209,827	5,168,876	660,070

Income taxes

The Predecessor and Successor account for income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Advertising expenses

Advertising expenses, primarily marketing expenditures and content related promotion, are included in “Selling, general and administrative” and are expensed as incurred. Advertising expenses for the years ended September 30, 2021, 2022 and 2023 were HK$17,425, HK$32,517 and HK$93,861 (approximately US$11,986), respectively.

Other comprehensive income

Other comprehensive income consists of two components, net loss and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of a foreign currency translation adjustment resulting from the Predecessor and Successor not using HKD as its functional currencies.

Significant risks and uncertainties

COVID-19 outbreak

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally.

The full impact of the COVID-19 outbreak continues to evolve as of the date of this report. As such, it is uncertain as to the full magnitude that the pandemic will have on our financial condition, liquidity, and future results of operations. Management is actively monitoring the impact of the global situation on our financial condition, liquidity, operations, suppliers, industry, and workforce. Given the daily evolution of the COVID-19 outbreak, including the BA-5 variant, and the global responses to curb its spread, we are not able to estimate the effects of the COVID-19 outbreak on our results of operations, financial condition, or liquidity for the years ended September 30, 2023 and 2022.

Concentration and credit risk

Financial instruments that potentially expose the Predecessor and Successor to concentrations of credit risk consist primarily of accounts receivable. The Predecessor and Successor conduct credit evaluations of its customers, and generally does not require collateral or other security from them. The Predecessor and Successor evaluate its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Predecessor and Successor conduct periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

Major Suppliers

As of September 30, 2023, two suppliers accounted for 20% and 13% of our total cost of revenue, respectively. For the year ended September 30, 2021, two suppliers accounted for 39% and 17% of our total purchase, respectively. For the year ended September 30, 2022, three suppliers accounted for 25%, 25% and 12% of our total purchase, respectively

Major Customers

As of September 30, 2023, two customers accounted for 80% and 10% of the Successor’s total accounts receivable balance. As of September 30, 2023, three customers accounted for 35%, 33% and 16% of the Successor’s total revenue, respectively. For the year ended September 30, 2021, three customers accounted for 27%, 24% and 21% of the Predecessor’s total revenue, respectively. For the year ended September 30, 2022, four customers accounted for 33%, 31% and 25% of the Predecessor’s total revenue, respectively. As of September 30, 2021, three customers accounted for 47%, 35% and 18% of the Predecessor’s accounts receivable balance, respectively. As of September 30, 2022, one customer accounted for 100% of the Predecessor’s total accounts receivable balance, respectively.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Predecessor’s and Successor’s financial condition and results of operations. The Predecessor and Successor exposed to floating interest rate risk on cash deposit and borrowings rate, and the risks due to changes in interest rates is not material. The Predecessor and Successor have not used any derivative financial instruments to manage the Predecessor’s and Successor’s interest risk exposure.

Recent issued Accounting Pronouncements

In September 2023, the FSAB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The Board is issuing the amendments in this Update to enhance the transparency and decision usefulness of income tax disclosures. Investors currently rely on the rate reconciliation table and other disclosures, including total income taxes paid, to evaluate income tax risks and opportunities. While investors find these disclosures helpful, they suggested possible enhancements to better (1) understand an entity’s exposure to potential changes in jurisdictional tax legislation and the ensuing risks and opportunities, (2) assess income tax information that affects cash flow forecasts and capital allocation decisions, and (3) identify potential opportunities to increase future cash flows. The Board decided that the amendments should be effective for public business entities for annual periods beginning after December 15, 2024.

In June 2016, the FASB amended guidance related to the impairment of financial instruments as part of ASU 2016-13: Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which will be effective January 1, 2020. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments — Credit Losses, which clarified that receivables from operating leases are not within the scope of Topic 326 and instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842. On May 15, 2019, the FASB issued ASU 2019-05, which provides transition relief for entities adopting the Board’s credit losses standard, ASU 2016-13. Specifically, ASU 2019-05 amends ASU 2016-13 to allow companies to irrevocably elect, upon adoption of ASU 2016-13, the fair value option for financial instruments that (1) were previously recorded at amortized cost and (2) are within the scope of the credit losses guidance in ASC 326-20, (3) are eligible for the fair value option under ASC 825-10, and (4) are not held-to-maturity debt securities. For entities that have adopted ASU 2016-13, the amendments in ASU 2019-05 are effective for fiscal years beginning after December 15, 2019, including interim periods therein. An entity may early adopt the ASU in any interim period after its issuance if the entity has adopted ASU 2016-13. For all other entities, the effective date will be the same as the effective date of ASU 2016-13. In November 2019, the FASB issued ASU 2019-11, “Codification Improvements to Topic 326, Financial Instruments — Credit Losses.” ASU 2019-11 is an accounting pronouncement that amends ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” The ASU 2019-11 amendment provides clarity and improves the codification to ASU 2016-03. The pronouncement would be effective concurrently with the adoption of ASU 2016-03. The pronouncement is effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years. In February 2020, the FASB issued ASU No. 2020-02, which provides clarifying guidance and minor updates to ASU No. 2016-13 — Financial Instruments — Credit Loss (Topic 326) (“ASU 2016-13”) and related to ASU No. 2016-02 — Leases (Topic 842). ASU 2020-02 amends the effective date of ASU 2016-13, such that ASU 2016-13 and its amendments will be effective for the Company for interim and annual periods in fiscal years beginning after December 15, 2022. The Predecessor and Successor are currently evaluating the impact this ASU will have on its consolidated financial statements and related disclosures. FASB issued ASU No. 2022-02, provided resources to monitor and assist stakeholders with the implementation of Topic 326. Post-Implementation Review (PIR) activities have included forming a Credit Losses Transition Resource Group, conducting outreach with stakeholders of all types, developing educational materials and staff question-and-answer guidance, conducting educational workshops, and performing an archival review of financial reports.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes, as part of its Simplification Initiative to reduce the cost and complexity in accounting for income taxes. This standard removes certain exceptions related to the approach for intra period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also amends other aspects of the guidance to help simplify and promote consistent application of GAAP. The amendments in these ASUs are effective for the Predecessor’s and Successor’s fiscal years, and interim periods within those fiscal years beginning October 1, 2022. The Predecessor and Successor do not expect to early adopt this guidance and is in the process of evaluating the impact of adoption of this guidance on the Predecessor’s and Successor’s consolidated financial statements.

Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASU 2021-08). In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASU 2021-08), which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers (Topic 606). The guidance is effective for all entities for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Predecessor and Successor do not expect the adoption to have a material impact on its consolidated financial statements.

Intangibles — Goodwill and Other (Topic 350): Accounting Alternative for Evaluating Triggering Events. In March 2021. an entity is required to monitor and evaluate goodwill impairment triggering events throughout the reporting period. An entity is required to consider whether an event has occurred or circumstances have changed that would more likely than not reduce the fair value of a reporting unit (or entity, if the entity has elected the accounting alternative for amortizing goodwill1 and chosen that option) below its carrying amount, that is, whether a triggering event has occurred. If the entity concludes that it is more likely than not that the fair value of the reporting unit is less than its carrying value, then the entity must test goodwill for impairment. The triggering event analysis and resulting goodwill impairment test, if any, are required to be performed when a triggering event occurs without the use of hindsight or known changes to facts and circumstances after the triggering event date.

Since the issuance of Accounting Standards Update No. 2016-02, Leases (Topic 842), the Board has prioritized monitoring and assisting stakeholders with the implementation of Topic 842 through its PIR process. PIR activities include, but are not limited to, responding to technical accounting inquiries and proactively seeking feedback on issues arising from applying Topic 842. The amendments in this Update respond to private company stakeholders’ concerns about applying Topic 842 to related party arrangements between entities under common control. In March 2023, the FASB issued ASU No.2023-03, Leases (Topic 842) Common Control Arrangements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated financial position, statements of operations and cash flows.

In August 2023, the FASB issued Accounting Standards Update No. 2023-04, Liabilities (Topic 405), Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 121. The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.